Average Annual Total Returns{- Fidelity International High Dividend ETF} - 12.31 Fidelity International Factor ETFs Combo PRO-07 - Fidelity International High Dividend ETF	Fidelity International High Dividend ETF Return Before Taxes Past 1 year	Fidelity International High Dividend ETF Return Before Taxes Since Inception		Fidelity International High Dividend ETF After Taxes on Distributions Past 1 year	Fidelity International High Dividend ETF After Taxes on Distributions Since Inception		Fidelity International High Dividend ETF After Taxes on Distributions and Sales Past 1 year	Fidelity International High Dividend ETF After Taxes on Distributions and Sales Since Inception		IXYCH Past 1 year	IXYCH Since Inception		MC040 Past 1 year	MC040 Since Inception
Total	(11.65%)	(6.21%)	[1]	(12.28%)	(6.90%)	[1]	(6.30%)	(4.45%)	[1]	(11.46%)	(5.84%)	[1]	7.80%	3.02%	[1]

[1]	(a)From January 16, 2018